EVENTS DURING THE REPORTING PERIOD - Disclosure of Long-term bank loans (Details) - New Agreement - IoT Technology Holdings Ltd. $ in Thousands	Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial assets at fair value through profit or loss	$ 1,918	[1]
Liability for deferred consideration	1,500
Deferred income	$ 418	[2]

[1]	The options mentioned above are measured at fair value through profit and loss. As of June 30, 2023, there has been no impact through profit on the Company's profit and loss report.
[2]	Deferred income represents an advance for providing future services by the Company to IoT Technology.